Financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets	[1] Brand name subject to final regulatory approval[2] The Group has paid a cash security deposit as part of the working capital facility agreement with HSBC Bank Australia Limited, the deposit is for a term longer than 90 days and as such it has been excluded from cash and cash equivalents (refer to note 25.2 for further details of this facility)

	2025	2024
	US$'000	US$'000
		(Recast)
Investment in Mauna Kea Technologies	1,023	2,104
Investment in Atonco SAS	2,321	1,670
Investment in IRMA Surgical Pty Ltd	334	-
Restricted cash[2]	33,416	30,972
Total financial assets	37,094	34,746